Property, Plant and Equipment, Net (Details) - USD ($)	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Property, Plant and Equipment [Abstract]
Pledged its building with carrying value	$ 2,100,000	$ 5,100,000
Depreciation expense	1,553,399	849,454	$ 674,247
Capitalized depreciation in inventories	621,654	589,610	$ 555,636
Property, Plant and Equipment, Disposals	$ 505,969	$ 0